Schedule of Target Assets Allocation (Detail)	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	100.00%
Total	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	54.00%
Total	57.00%	57.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	30.00%
Total	29.00%	28.00%
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	8.00%
Total	7.00%	7.00%
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Other securities, Target Allocation	8.00%
Total	7.00%	8.00%